Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenue	$ 46,654,147	$ 61,266,925
Sales of cosmetics and other beauty products [Member]
Revenues
Total revenue	43,777,664	59,739,297
Provision of operation services [Member]
Revenues
Total revenue	2,876,483	1,527,628
Goods transferred at a point in time [Member]
Revenues
Total revenue	43,777,664	59,739,297
Services transferred over time [Member]
Revenues
Total revenue	$ 2,876,483	$ 1,527,628